REGISTRATION NO. 33-17463



Pursuant to paragraph (c) of Rule 24f-2, the filings fee accompanying this Notice were calculated in the following manner:

                                                        William Blair
                                                      Mutual Funds, Inc.
(a)  The actual sales price of Fund Shares
     sold and reinvested during the fiscal year.        $3,502,993,200

(b)  reduced by
     (1)  the actual sales price of Fund sold in
     private placement to the Adviser pursuant to
     an investment letter                                      -0-

     (2)  The difference between
     (i)  the actual aggregate redemption price of
     Fund shares redeemed during the fiscal year,
     (if filed before March 1) and                       3,276,372,622

     (ii) the actual aggregate price of such
     redeemed shares previously applied pursuant to
     Rule 24e-2(a) under Section 24(e)(1) of the
     Securities Act of 1993.                                   -0-
                                                               ---
     Step (b) results                                     $226,620,578
                                                          ============
(c)  registration fee pursuant to Section 6(b) of
     the Securities Act of 1933 (either one -
     twenty-ninth of one percent of step (b) result
     above or the minimum fee of $100)                      $72,423.66
                                                            ==========

     cc:   James L. Barber, Jr.
           Charles F. Custer
           Cathy O'Kelly
           Michael J. Shaffer - SEC

                                                        December 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
                                                  Year Ended December 31, 1997          Month of December, 1997
                                                  ----------------------------          -----------------------
                  Sales                             Shares             Amount            Shares          Amount
                  -----                             ------             ------            ------          ------
Growth Fund                                        8,330,391       $118,126,092          477,177       $7,350,363

Ready Reserves Fund                            3,202,303,093     $3,202,303,093      289,801,607     $289,801,607

Income Fund                                        2,122,397        $21,930,007          318,411       $3,330,579

International Growth Fund                          2,935,366        $45,557,330          174,744       $2,392,195


Value Discovery Fund                               2,133,721        $23,070,409          217,517       $2,175,167
                                                   ---------        -----------          -------       ----------
                                               3,217,824,968     $3,410,986,931      290,989,456     $305,049,911


              Reinvestments
              -------------

Growth Fund                                        1,802,681        $26,499,903        1,803,056      $26,504,917

Ready Reserves Fund                               42,208,153        $42,208,153        5,282,239       $5,282,239

Income Fund                                          676,050         $6,970,539          114,108       $1,186,724

International Growth Fund                          1,211,192        $15,575,801        1,211,342      $15,577,853


Value Discovery Fund                                  59,862           $751,873           59,862         $751,873
                                                      ------           --------           ------         --------
                                                  45,957,938        $92,006,269        8,470,607      $49,303,606


      Total sales and reinvestments
      -----------------------------

Growth Fund                                       10,133,072       $144,625,995        2,280,233      $33,855,282

Ready Reserves Fund                            3,244,511,246     $3,244,511,246      295,083,846     $295,083,846

Income Fund                                        2,798,447        $28,900,546          432,519       $4,517,302

International Growth Fund                          4,146,558        $61,133,131        1,386,086      $17,970,047

Value Discovery Fund                               2,193,583        $23,822,282          277,379       $2,927,040
                                                   ---------        -----------          -------       ----------
                                               3,263,782,906     $3,502,993,200      299,460,063     $354,353,517


----------------------------------------------------------------------------------------------------------------------------------
                                                          Eleven Months Ended November 30, 1997
                                                          -------------------------------------
                  Sales                                          Shares              Amount
                  -----                                          ------              ------
Growth Fund                                                     7,853,213       $110,775,728

Ready Reserves Fund                                         2,912,501,486     $2,912,501,486

Income Fund                                                     1,803,987        $18,599,429

International Growth Fund                                       2,760,622        $43,165,135


Value Discovery Fund                                            1,916,204        $20,895,242
                                                                ---------        -----------
                                                            2,926,835,512     $3,105,937,020


              Reinvestments
              -------------

Growth Fund                                                          (375)           ($5,015)

Ready Reserves Fund                                            36,925,914        $36,925,914

Income Fund                                                       561,942         $5,783,816

International Growth Fund                                            (150)           ($2,052)


Value Discovery Fund                                                    0                 $0
                                                                        -                 --
                                                               37,487,331        $42,702,663


      Total sales and reinvestments
      -----------------------------

Growth Fund                                                     7,852,839       $110,770,713

Ready Reserves Fund                                         2,949,427,400     $2,949,427,400

Income Fund                                                     2,365,928        $24,383,244

International Growth Fund                                       2,760,472        $43,163,083

                                                                        0                 $0

Value Discovery Fund                                            1,916,204        $20,895,242
                                                                ---------        -----------
                                                            2,964,322,843     $3,148,639,683

                                                         December 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
                                               Year Ended December 31, 1997          Month of December, 1997
                                               ----------------------------          -----------------------
             Redemptions                        Shares             Amount            Shares           Amount
             -----------                        ------             ------            ------           ------
Growth Fund                                     8,829,051       $124,958,009          332,235       $5,148,139

Ready Reserves Fund                         3,100,750,511     $3,100,750,511      276,300,945     $276,300,945

Income Fund                                     2,024,880        $20,885,293          167,259       $1,746,619

International Growth Fund                       1,888,484        $28,943,280          197,601       $2,781,321


Value Discovery Fund                               71,322           $835,531           12,190         $163,609
                                                   ------           --------           ------         --------
                                            3,113,564,248     $3,276,372,624      277,010,230     $286,140,633


     Net sales and reinvestments
     ---------------------------

Growth Fund                                     1,304,021        $19,667,986        1,947,998      $28,707,143

Ready Reserves Fund                           143,760,735       $143,760,735       18,782,901      $18,782,901

Income Fund                                       773,567         $8,015,253          265,260       $2,770,683

International Growth Fund                       2,258,074        $32,189,851        1,188,485      $15,188,726


Value Discovery Fund                            2,122,261        $22,986,751          265,189       $2,763,431
                                                ---------        -----------          -------       ----------
                                              150,218,658       $226,620,576       22,449,833      $68,212,884
                                              ===========       ============       ==========      ===========

SEC fee                                                                                                $20,123




                                          FEE                                                   FEE                 TOTAL
----------------------------------------------------------------------------------------------------------------------------------
                                          AT             Eleven Months Ended November 30, 1997     AT                   FEE
                                                         -------------------------------------
             Redemptions                  .29%                 Shares              Amount       .33%                 DUE
             -----------                  ----                 ------              ------       ----                 ---
Growth Fund                                                    8,496,816       $119,809,870

Ready Reserves Fund                                        2,824,449,566     $2,824,449,566

Income Fund                                                    1,857,621        $19,138,673

International Growth Fund                                      1,690,883        $26,161,959


Value Discovery Fund                                              59,132           $671,922
                                                                  ------           --------
                                                           2,836,554,018     $2,990,231,990


     Net sales and reinvestments
     ---------------------------

Growth Fund                                $8,468.61            (643,977)       ($9,039,157)     ($2,982.92)         $5,485.69

Ready Reserves Fund                        $5,540.96         124,977,834       $124,977,834      $41,242.69         $46,783.64

Income Fund                                  $817.35             508,307         $5,244,570       $1,730.71          $2,548.06

International Growth Fund                  $4,480.67           1,069,589        $17,001,125       $5,610.36         $10,091.04


Value Discovery Fund                         $815.21           1,857,072        $20,223,320       $6,673.70          $7,488.91
                                             -------           ---------        -----------       ---------          ---------
                                          $20,122.80         127,768,825       $158,407,692      $52,274.54         $72,397.34
                                          ==========         ===========       ============      ==========         ==========

SEC fee                                                                             $52,275                            $72,397